Unaudited Condensed Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2017 CNY (¥) shares	Mar. 31, 2017 $ / shares	Mar. 31, 2017 CNY (¥) shares
Unaudited Condensed Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts	$ 8,541	¥ 56,829		¥ 46,858
Non-current accounts receivable, allowance for doubtful accounts	$ 10,325	¥ 68,696		¥ 70,744
Ordinary shares, par value per share | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000		250,000,000
Ordinary shares, shares issued	113,661,641	113,661,641		73,140,147
Ordinary shares, shares outstanding	113,524,742	113,524,742		73,003,248
Treasury stock, shares	136,899	136,899		136,899